REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Jun. 30, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 6 - REVENUE FROM CONTRACTS WITH CUSTOMERS
Remaining Unsatisfied Performance Obligations (“RUPO”)
As of June 30, 2023, the Company’s backlog relating to unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was $909.5 million. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next three years.
Disaggregation of revenues
The Company assesses revenues based upon the nature or type of goods or services it provides and the geographic location of the related businesses. The geographic locations are consistent with the reportable segments. For more information on the reportable segments, see Note 24, “Segment Reporting”. The following table present disaggregated revenue information:

	Year ended June 30, 2023
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$547,557	84,543	632,100
Product sales	44,408	3,016	47,424
Maintenance service revenue	94,095	—	94,095
Extended warranty service revenue	3,754	—	3,754

Total	$689,814	87,559	777,373

Contract assets and contract liabilities
These contract assets and liabilities are calculated on a
contract-by-contract
basis and reported on a net basis at the end of reporting period. The Company recognized revenue of $123,037 for the year ended June 30, 202
3
, which was previously deferred and included in the contract liability at the beginning of the year. This revenue was driven primarily by performance obligations satisfied.
Contract assets and contract liabilities are summarized below:

	June 30, 2022	June 30, 2023
Contract assets, current	$235,712	261,752
Contract assets, non-current	9,582	8,333
Contract liabilities	208,636	182,995

The increase in contract assets was primarily due to timing of revenue recognized relative to its billings. The decrease in contract liabilities was primarily due to the timing of contractual milestones. No other factors materially impacted the change in the contract liabilities balance.